Employee Benefit Plans - Summary of Weighted-Average Actuarial Assumptions (Detail)		Dec. 31, 2024	Dec. 31, 2023
Funded Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate		5.47%	4.86%
Inflation assumption		3.06%	2.95%
Rate of increase in pension payments		2.96%	2.87%
Medical cost trend	[1]	0.00%	0.00%
Unfunded Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate		5.57%	5.06%
Inflation assumption		2.70%	2.70%
Rate of increase in pension payments		2.76%	2.76%
Medical cost trend	[1]	0.00%	0.00%
Other Post Employment Benefits [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate		5.30%	4.95%
Inflation assumption		0.00%	0.00%
Rate of increase in pension payments		0.00%	0.00%
Medical cost trend	[1]	0.00%	7.00%

[1]	Not applicable as of December 31, 2024 due to adoption of an HRA design for U.S. retiree medical plan benefits effective January 1, 2025. See “Plan amendment” above for additional information.